Note 15 - AR Facility (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 27, 2025
Accounts Receivable Facility, Maximum Borrowing Capacity			$ 200,000
Accounts Receivable Facility, Outstanding	$ 199,966
Servicing Liability at Amortized Cost, Balance	0
Transfers of Financial Assets Accounted for as Sale, Deferred Purchase Price	121,980
Transfers of Financial Assets Accounted for as Sale, Initial Fair Value of Assets Obtained as Proceeds		$ 126,082
Transfer of Financial Assets Accounted for as Sales, Amount Derecognized	1,839,526
Transfer of Financial Assets Accounted for as Sales, Cash Proceeds Received for Assets Derecognized, Amount	1,845,848
Accounts Receivable Facility, Principal on Trade Accounts Receivable, Net of Allowance	234,126
Accounts Receivable Facility, Outstanding Princpal on Contract Assets	122,980
Fair Value Adjustment of Deferred Purchase Price	92	146
Non-cash Investing Activities, Deferred Purchase Price	$ 159,008	$ 157,922